UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582

                            Oppenheimer Cash Reserves
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS                            October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                               Principal
                                                                  Amount            Value
------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--13.3%
------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--2.7%
Citibank NA, 1.67%, 11/23/04                               $  10,000,000    $  10,000,000
------------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank, 1.81%, 12/20/04                   10,000,000        9,999,178
                                                                            --------------
                                                                               19,999,178
------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--10.6%
BNP Paribas, New York, 1.825%, 6/22/05 1                      10,000,000        9,997,109
------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY, 1.889%,
6/28/05 1                                                     20,000,000       19,996,046
------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York, 1.75%, 12/7/04                    8,400,000        8,400,000
------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York Branch, 1.885%,
6/29/05 1                                                      7,000,000        6,998,379
------------------------------------------------------------------------------------------
Societe Generale, New York, 1.798%, 6/14/05 1                 20,000,000       19,996,275
------------------------------------------------------------------------------------------
Svenska Handelsbanken NY, 1.72%, 12/20/04                     10,000,000       10,000,000
------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 1.74%, 12/2/04                4,000,000        4,000,000
                                                                            --------------
                                                                               79,387,809
                                                                            --------------
Total Certificates of Deposit (Cost $99,386,987)                               99,386,987
------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--13.0%
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AB SPINTAB:
1.71%, 12/8/04                                                10,000,000        9,982,425
1.82%, 12/13/04                                                3,500,000        3,493,018
------------------------------------------------------------------------------------------
Barclays US Funding Corp., 1.85%, 12/8/04                      3,000,000        2,994,296
------------------------------------------------------------------------------------------
Calyon North America, Inc., 1.84%, 12/17/04                   10,000,000        9,976,489
------------------------------------------------------------------------------------------
DnB NOR Bank ASA, 1.805%, 12/10/04                            10,000,000        9,980,446
------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, 2.08%, 3/29/05 2       10,000,000        9,914,489
------------------------------------------------------------------------------------------
HBOS Treasury Services:
1.635%, 11/2/04                                                5,000,000        4,999,773
1.70%, 12/9/04                                                 1,250,000        1,247,744
1.84%, 12/3/04                                                10,000,000        9,985,244
------------------------------------------------------------------------------------------
NATC California LLC, 2.03%, 1/19/05                           10,000,000        9,955,453
------------------------------------------------------------------------------------------
Nationwide Building Society, 1.91%, 2/25/05                   10,000,000        9,938,456
------------------------------------------------------------------------------------------
Societe Generale North America, 1.71%, 12/15/04                7,000,000        6,985,370
------------------------------------------------------------------------------------------
St. George Bank Ltd., 1.65%, 11/10/04 2                        7,500,000        7,496,906
                                                                            --------------
Total Direct Bank Obligations (Cost $96,950,109)                               96,950,109
------------------------------------------------------------------------------------------
SHORT-TERM NOTES--69.2%
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ASSET-BACKED--24.6%
Bryant Park Funding LLC, 1.82%, 11/17/04 2                    10,000,000        9,991,911
------------------------------------------------------------------------------------------
Cable Beach LP, 2.03%, 1/6/05 2                               11,000,000       10,959,062
------------------------------------------------------------------------------------------
Crown Point Capital Co.:
1.85%, 1/21/05 2                                              10,000,000        9,958,375
2.02%, 1/14/05 2                                               7,000,000        6,970,934
2.16%, 4/6/05 2                                                5,000,000        4,953,200
------------------------------------------------------------------------------------------
Eiffel Funding LLC, 1.68%, 11/18/04 2                         10,000,000        9,992,067
------------------------------------------------------------------------------------------
FCAR Owner Trust I:
1.74%, 12/14/04                                                5,000,000        4,989,608
2.04%, 1/18/05                                                 5,000,000        4,977,900
------------------------------------------------------------------------------------------
Gotham Funding Corp., 1.87%, 11/15/04 2                       10,000,000        9,992,767
------------------------------------------------------------------------------------------
GOVCO, Inc.:
1.65%, 11/3/04 2                                               8,000,000        7,999,267
2.05%, 1/18/05 2                                               4,000,000        3,982,233
2.06%, 1/25/05 2                                              10,000,000        9,951,361
------------------------------------------------------------------------------------------
Legacy Capital LLC, 2.02%, 3/4/05 2                           12,160,000       12,075,905
------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC, 2.03%, 1/10/05 2             4,000,000        3,984,367
------------------------------------------------------------------------------------------
Neptune Funding Corp.:
2.04%, 3/7/05 2                                                7,500,000        7,446,450
2.05%, 1/18/05 2                                               5,000,000        4,977,792
2.10%, 1/26/05 2                                               5,000,000        4,974,917
------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A, 1.85%, 11/19/04 2          9,000,000        8,991,675
------------------------------------------------------------------------------------------
Solitaire Funding LLC, 1.935%, 2/15/05 2                       5,000,000        4,971,513
------------------------------------------------------------------------------------------
Thornburg Mortgage Capital Resources, 2.11%, 1/31/05 2        20,000,000       19,904,946
------------------------------------------------------------------------------------------
Victory Receivables Corp.:
1.77%, 12/2/04 2                                              10,000,000        9,984,758
1.88%, 11/12/04 2                                              1,800,000        1,798,966
1.95%, 11/23/04 2                                             10,000,000        9,988,328
                                                                            --------------
                                                                              183,818,302
------------------------------------------------------------------------------------------
CAPITAL MARKETS--12.3%
Banc of America Securities LLC, 1.87%, 11/1/04 1              15,000,000       15,000,000
------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 1.78%, 11/8/04                        5,000,000        4,998,260
------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
1.99%, 1/10/05                                                 1,650,000        1,643,615
2.05%, 1/24/05                                                 4,500,000        4,478,475
------------------------------------------------------------------------------------------
First Clearing LLC, 1.96%, 6/6/05 1                           19,000,000       19,000,000
------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 2.23%, 4/6/05                       7,000,000        7,000,000
------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 1.693%, 12/15/04 1                     18,000,000       18,000,000
------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Series B, 2.27%, 6/13/05 1          6,900,000        6,918,092
------------------------------------------------------------------------------------------
Morgan Stanley, 1.79%, 11/5/04                                15,000,000       14,997,017
                                                                            --------------
                                                                               92,035,459
------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.2%
Bank of America Corp., 1.64%, 11/3/04                         10,000,000        9,999,089
------------------------------------------------------------------------------------------
Citicorp, 1.745%, 12/3/04                                      1,400,000        1,397,828
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HSBC USA, Inc., 1.635%, 11/1/04                               20,000,000       20,000,000
                                                                            --------------
                                                                               31,396,917
------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--2.0%
Private Export Funding Corp.:
1.73%, 12/22/04 2                                             10,000,000        9,975,492
2.15%, 3/1/05 2                                                5,000,000        4,964,167
                                                                            --------------
                                                                               14,939,659
------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.5%
General Electric Capital Corp.:
1.80%, 12/9/04                                                 8,500,000        8,484,747
1.80%, 12/10/04                                               14,000,000       13,972,700
------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc., 2.10%, 1/28/05              11,000,000       10,943,533
------------------------------------------------------------------------------------------
Household Finance Corp., 2%, 1/12/05                          15,000,000       14,940,000
                                                                            --------------
                                                                               48,340,980
------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
AL Incentives Financing Authority Special Obligation
Bonds, Series 1999-C, 2%, 11/4/04 1                            9,355,000        9,355,000
------------------------------------------------------------------------------------------
INSURANCE--8.0%
ING America Insurance Holdings, Inc.:
1.64%, 11/2/04                                                 4,000,000        3,999,818
1.72%, 11/29/04                                               10,000,000        9,986,622
1.74%, 12/13/04                                                7,500,000        7,484,775
------------------------------------------------------------------------------------------
ING USA Annuity & Life Insurance Co., 1.76%, 11/17/04         10,000,000       10,000,000
------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6,
1.87%, 11/15/04 1,3                                            5,000,000        5,000,000
------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5,
1.91%, 11/15/04 1,4                                            8,600,000        8,600,000
------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 2.06%, 1/31/05 1         10,000,000       10,000,000
------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co., 1.94%, 11/1/04 1,4         5,000,000        5,000,000
                                                                            --------------
                                                                               60,071,215
------------------------------------------------------------------------------------------
LEASING & FACTORING--0.7%
Toyota Motor Credit Corp., 1.64%, 11/4/04 2                    5,000,000        4,999,317
------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
CAS Realty, Inc., 2.11%, 12/1/04 1                             6,740,000        6,740,000
------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--8.7%
Cooperative Assn. of Tractor Dealers, Inc., Series A:
1.70%, 11/29/04                                                5,000,000        4,993,389
1.88%, 12/16/04                                                5,100,000        5,088,015
2.12%, 3/23/05                                                 4,100,000        4,065,715
------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B,          1,000,000          998,111
1.79%, 12/9/04
------------------------------------------------------------------------------------------
K2 (USA) LLC:
1.75%, 12/2/04 2                                              10,000,000        9,985,146
1.92%, 6/30/05 1,3                                            13,000,000       12,998,255
------------------------------------------------------------------------------------------
Parkland (USA) LLC, 1.85%, 1/14/05 1,3                         5,000,000        4,999,899
------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 1.91%, 12/1/04 1,3             2,500,000        2,500,000
------------------------------------------------------------------------------------------
Sigma Finance, Inc.:
1.898%, 11/26/04 1,3                                          10,000,000        9,999,898
2.01%, 1/13/05 2                                               9,500,000        9,461,280
                                                                            --------------
                                                                               65,089,708
                                                                            --------------
Total Short-Term Notes (Cost $516,786,557)                                    516,786,557
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--4.0%
------------------------------------------------------------------------------------------
Federal Home Loan Bank, 1.50%, 3/1/05                          5,000,000        5,000,000
------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
1.375%, 2/18/05                                                5,000,000        5,000,000
1.55%, 5/4/05                                                  5,000,000        5,000,000
1.60%, 5/13/05                                                 5,000,000        5,000,000
------------------------------------------------------------------------------------------
FNMA Master Credit Facility, 1.77%, 12/1/04                   10,000,000        9,985,250
                                                                            --------------
Total U.S. Government Agencies (Cost $29,985,250)                              29,985,250
------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%
------------------------------------------------------------------------------------------
Undivided interest of 1.08% in joint repurchase
agreement (Principal Amount/Value $250,000,000, with a
maturity value of $250,038,958) with Bear Stearns &
Co., Inc., 1.87%, dated 10/29/04, to be repurchased at
$2,698,420 on 11/1/04, collateralized by Federal
National Mortgage Assn., 5%--5.50%, 6/1/17--10/1/34,
with a value of $257,330,997  (Cost $2,698,000)                2,698,000        2,698,000
------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $745,806,903)                     99.9%     745,806,903
------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                      0.1          913,230
                                                           -------------------------------
Net Assets                                                         100.0%   $ 746,720,133
                                                           ===============================

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $230,647,587, or 30.89% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $35,498,052 or 4.75% of the Fund's net assets as of October 31, 2004.

4. Illiquid security.

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)